Other Non-Current Assets	12 Months Ended
Dec. 31, 2014
Other Non-Current Assets
10.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

December 31, 2014
Prepayment for construction in progress	$19,705
Prepayment for acquisition of land use right	1,934

$21,639